UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7435

Smith Barney Allocation Series Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 1000
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: January 31
Date of reporting period: July 31, 2004

ITEM 1.        REPORT TO STOCKHOLDERS.

            The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY ALLOCATION SERIES INC.

SEMI-ANNUAL REPORT     |     JULY 31, 2004

SELECT HIGH GROWTH PORTFOLIO

SELECT GROWTH PORTFOLIO

SELECT BALANCED PORTFOLIO

NOT FDIC INSURED • NOT BANK GUARANTEED • MAY LOSE VALUE

LETTER FROM THE CHAIRMAN

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

Following a strong showing in the second half of 2003, the first half of 2004 has seen equity markets remain relatively unchanged, with many segments of the market actually entering negative territory in July. Heightened concerns regarding threats of terrorism, mixed economic reports, and record high oil prices, coupled with disappointing management earnings guidance for the remainder of the year, have all contributed to the market weakness witnessed late in the period.

Over the past six months, small- and mid-capitalization stocks generally outperformed large-caps and value-oriented stocks continued to outperform growth-oriented stocks. Foreign stock markets performed largely in-line with the broad U.S. market. Due to the recent weakness in the equity markets, bonds have generally outpaced stocks over the past six months.

Bonds had generally suffered, particularly during the spring, due to heightened worries about resurgent inflation, and anticipation that the Federal Reserve Bank (“Fed”) would begin to raise key short-term rates after a long accommodative stance on monetary policy. Indeed, the Fed increased its federal funds target ratei at the end of June from 1% to 1.25%. The Fed further increased it by another quarter-of-a-percentage point on August 10th, after the end of the fund’s reporting period.

The economic picture was rather unclear over the reporting period. After a sharp drop early in the year, the U.S. Consumer Confidence Indexii rose to levels not seen since June of 2002. The domestic unemployment rate held largely steady for the six-month period, however the rate of job growth slowed following a strong increase early in the year. Real gross domestic productiii (“GDP”) increased at an annual rate of 4.5% (revised) in the first fiscal quarter of 2004, but then slipped to 3.0% for the second quarter.iv

Within this environment, the funds performed as follows:1

Select High Growth Portfolio

For the six months ended July 31, 2004, shares of the Select High Growth Portfolio returned -5.77%. These shares underperformed the fund’s unmanaged benchmarks, the Russell 2000 Index,v S&P 500 Index,vi MSCI EAFE Indexvii and the Citigroup High Yield Market Index,viii which returned -4.57%, -1.78%, -0.24% and 0.75%, respectively for the same period. They also underperformed the fund’s Lipper multi-cap core variable funds category average,2 which returned -2.78% for the same period.

Select Growth Portfolio

For the six months ended July 31, 2004, shares of the Select Growth Portfolio returned -4.52%. These shares performed in line with the fund’s unmanaged benchmark, the Russell 2000 Index,v which returned -4.57% and underperformed the fund’s unmanaged benchmarks, the S&P 500 Index,vi MSCI EAFE Indexvii and the Lehman Brothers Government/Credit Bond Index,ix which returned -1.78%, -0.24% and -0.04%, respectively, for the same period. They also underperformed the fund’s Lipper multi-cap core variable funds category average,2 which returned -2.78% for the same period.

Select Balanced Portfolio

For the six months ended July 31, 2004, shares of the Select Balanced Portfolio returned -2.11%. These shares outperformed the fund’s unmanaged benchmark, the Citigroup World Government Bond Index,x which returned -2.29% for the same period, and underperformed the fund’s unmanaged benchmarks, the S&P 500 Index,vi Lehman Brothers Government/Credit Bond Indexix and the Citigroup One-Year U.S. Treasury Bill Index,xi which returned -1.78%, -0.04% and 0.21% respectively for the same period. They also underperformed the fund’s Lipper balanced variable funds category average3, which returned -1.36% for the same period.

[1]

The funds are underlying investment option of various variable annuity products.  A variable annuity product is a contract issued by an insurance company where the annuity premium (a set amount of dollars) is immediately turned into units of a portfolio of securities.  Upon retirement, the policyholder is paid according to accumulated units whose dollar value varies according to the performance of the securities within the sub accounts. Its objective is to preserve, through investment, the purchasing value of the annuity, which otherwise is subject to erosion through inflation.  The fund’s performance returns do not reflect the deduction of initial charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges, and surrender charges, which if reflected, would reduce the performance of the fund.  Past performance is no guarantee of future results.

[2]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended July 31, 2004, calculated among the 128 funds in the multi-cap core variable funds category, including the reinvestment of dividends and capital gains, if any.

[3]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended July 31, 2004, calculated among the 89 funds in the balanced variable funds category, including the reinvestment of dividends and capital gains, if any.

PERFORMANCE OF THE FUNDS
AS OF JULY 31, 2004

6 Months
Select High Growth Portfolio	-5.77%
Russell 2000 Index	-4.57%
S&P 500 Index	-1.78%
MSCI EAFE Index	-0.24%
Citigroup High Yield Market Index	0.75%
Lipper Multi-Cap Core Variable Funds Category Average	-2.78%

Select Growth Portfolio	-4.52%
Russell 2000 Index	-4.57%
S&P 500 Index	-1.78%
MSCI EAFE Index	-0.24%
Lehman Brothers Government/Credit Bond Index	-0.04%
Lipper Multi-Cap Core Variable Funds Category Average	-2.78%

Select Balanced Portfolio	-2.11%
Citigroup World Government Bond Index	-2.29%
S&P 500 Index	-1.78%
Lehman Brothers Government/Credit Bond Index	-0.04%
Citigroup One-Year U.S. Treasury Bill Index	0.21%
Lipper Balanced Variable Funds Category Average	-1.36%

The performance shown represents past performance.  Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

The performance returns set forth above do not reflect the deduction of initial charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges, and surrender charges, which if reflected, would reduce the performance of the funds.

Information About Your Funds

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators.The funds’ Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The funds have been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management (“Citigroup”) disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S.Attorney relating to Citigroup Asset Management’s entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to primarily serve the Smith Barney family of mutual funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer

August 17, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS:

Select High Growth Portfolio: Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Foreign stocks are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies.

Select Growth Portfolio: Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Foreign stocks are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. High yield bonds are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues. Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies.

Select Balanced Portfolio: Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Foreign stocks are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. High-yield bonds are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues. Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies.

All index performance reflects no deduction for fees, expenses or taxes.  Please note an investor cannot invest directly in an index.

[i]	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

ii	Source: Consumer Confidence Index, The Conference Board, July 27, 2004.

iii	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

iv	Source: Bureau of Economic Analysis, U.S. Department of Commerce, July 30, 2004.

[v]

The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

vi	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.

vii	The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East.

viii	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.

ix	The Lehman Brothers Government/Credit Bond Index tracks the performance of the overall bond market and is a broad measure of the performance of government and corporate fixed-rate debt issues.

[x]	The Citigroup World Government Bond Index is a market capitalization-weighted benchmark that tracks the performance of the government bond markets of 14 countries.

xi	The Citigroup One-Year U.S. Treasury Bill Index consists of one 1-Year United States Treasury Bill whose return is tracked until its maturity.

The Allocation Series Select High Growth Portfolio Breakdown (as of 7/31/04) (unaudited)

21% Smith Barney Small Cap Core Fund, Inc.
Top 5 Sectors
Financials
Information Technology
Consumer Discretionary
Industrials
Healthcare
1% Repurchase Agreement
16% Smith Barney Investment Trust — Smith Barney Large Capitalization Growth Fund
Top 5 Sectors
Information Technology
Healthcare
Consumer Discretionary
Financials
Consumer Staples
12% Smith Barney Investment Funds Inc. — Smith Barney Hansberger Global Value Fund
Top 5 Sectors
Financials
Consumer Discretionary
Industrials
Information Technology
Healthcare
13% Smith Barney Aggressive Growth Fund Inc.
Top 5 Sectors
Healthcare
Consumer Discretionary
Financials
Energy
Information Technology
9% Smith Barney World Funds, Inc. — International All Cap Growth Portfolio
Top 5 Sectors
Consumer Discretionary
Financials
Information Technology
Healthcare
Industrials
6% Smith Barney Investment Trust — Smith Barney Mid Cap Core Fund
Top 5 Sectors
Industrials
Consumer Discretionary
Financials
Information Technology
Healthcare
6% Smith Barney Investment Funds Inc. — Smith Barney Small Cap Growth Fund
Top 5 Sectors
Information Technology
Industrials
Healthcare
Consumer Discretionary
Financials
4% Smith Barney Income Funds — Smith Barney High Income Fund
Top 5 Sectors
Corporate Bonds and Notes
Convertible Corporate Bonds
Common Stock
Preferred Stock
Repurchase Agreement
4% Smith Barney Investment Series — SB Growth and Income Fund
Top 5 Sectors
Consumer Discretionary
Consumer Staples
Energy
Financials
Healthcare
8% Smith Barney Funds, Inc. — Large Cap Value Fund
Top 5 Sectors
Financials
Consumer Discretionary
Information Technology
Healthcare
Energy

The Allocation Series Select Growth Portfolio Breakdown (as of 7/31/04) (unaudited)

The Allocation Series Select Balanced Portfolio Breakdown (as of 7/31/04) (unaudited)

14% Smith Barney Income Funds — Smith Barney Diversified Strategic Income Fund
Top 5 Sectors
U.S. Government & Agency Obligations
Corporate Bonds/Notes
Repurchase Agreement
Emerging Market Debt
Asset Backed Securities
10% Smith Barney Managed Governments Fund Inc.
Sectors
Mortgage Backed Securities
Repurchase Agreements
U.S. Treasury Notes
10% Smith Barney Income Funds — SB Convertible Fund
Top 5 Sectors
Healthcare
Technology
Financials
Consumer Cyclical
Capital Goods
9% Smith Barney Investment Funds Inc. — Smith Barney Government Securities Fund
Top 5 Sectors
U.S. Government Agency Obligations
U.S. Treasury Obligations
Collateralized Mortgage Obligations
Repurchase Agreement
Asset Backed Securities
13% Smith Barney Appreciation Fund Inc.
Top 5 Sectors
Financials
Industrials
Consumer Discretionary
Information Technology
Energy
13% Smith Barney Fundamental Value Fund Inc.
Top 5 Sectors
Information Technology
Financials
Consumer Discretionary
Healthcare
Materials
4% Smith Barney World Funds, Inc. — Global Government Bond Portfolio
Top 5 Sectors
United States
Germany
Italy
France
Belgium
5% Smith Barney World Funds, Inc. — International All Cap Growth Portfolio
Top 5 Sectors
Consumer Discretionary
Financials
Information Technology
Healthcare
Industrials
5% Smith Barney Funds, Inc. — Large Cap Value Fund
Top 5 Sectors
Financials
Consumer Discretionary
Information Technology
Healthcare
Energy
13% Smith Barney Investment Series — SB Growth and Income Fund
Top 5 Sectors
Consumer Discretionary
Consumer Staples
Energy
Financials
Healthcare
4% Smith Barney Funds Inc. — Short-Term Investment Grade Bond Fund
Top 5 Sectors
Corporate Bonds
Collateralized Mortgage Obligations
U.S. Government Agency Obligations
Repurchase Agreement
U.S. Treasury Obligations

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested on February 1, 2004 and held for the six months ended July 31, 2004.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses.  You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period.  To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges (2)	Beginning Account Value	Ending Account Value	Expenses Paid During the Period(3)

Select High Growth Portfolio	–5.77%	$1,000	$942.30	$1.69

Select Growth Portfolio	–4.52	1,000	954.80	1.70

Select Balanced Portfolio	–2.11	1,000	978.90	1.72

(1)	For the six months ended July 31, 2004.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value.
(3)	Expenses are equal to the annualized expense ratio of 0.35% for each Portfolio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads).  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Total Return	Beginning Account Value	Ending Account Value	Expenses Paid During the Period(2)

Select High Growth Portfolio	5.00%	$ 1,000	$ 1,023.12	$ 1.76

Select Growth Portfolio	5.00	1,000	1,023.12	1.76

Select Balanced Portfolio	5.00	1,000	1,023.12	1.76

(1)	For the six months ended July 31, 2004.
(2)	Expenses are equal to the annualized expense ratio of 0.35% for each Portfolio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The Select High Growth Portfolio Schedule of Investments (unaudited)	July 31, 2004

Shares	Description	Value

Underlying Funds — 98.8%
148,015	Smith Barney Aggressive Growth Fund Inc.	$12,868,421
538,508	Smith Barney Funds, Inc. - Large Cap Value Fund	7,910,679
641,326	Smith Barney Income Funds - Smith Barney High Income Fund	4,373,846
991,520	Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund	11,461,977
631,140	Smith Barney Investment Funds Inc. - Smith Barney Small Cap Growth Fund	5,838,041
313,344	Smith Barney Investment Series - SB Growth and Income Fund	4,452,619
761,085	Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund	15,708,801
279,733	Smith Barney Investment Trust - Smith Barney Mid Cap Core Fund	5,603,056
1,444,734	Smith Barney Small Cap Core Fund, Inc.	20,833,067
709,299	Smith Barney World Funds, Inc. - International All Cap Growth Portfolio	8,887,512

	Total Underlying Funds (Cost — $99,132,853)	97,938,019

Face Amount	Description	Value

Repurchase Agreement — 1.2%
$1,222,000	UBS Financial Services Inc. dated 7/30/04, 1.350 due 8/2/04; Proceeds at maturity — $1,222,137; (Fully collateralized by various U.S. Government Agency Obligations and International Bank Reconstruction and Development bonds, 0.000% to 8.875% due 8/3/04 to 5/15/30; Market value — $1,246,447) (Cost — $1,222,000)	1,222,000

	Total Investments — 100.0% (Cost — $100,354,853*)	$99,160,019

* Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Financial Statements.

The Select Growth Portfolio Schedule of Investments (unaudited)	July 31, 2004

Shares	Description	Value

Underlying Funds — 97.9%
99,613	Smith Barney Aggressive Growth Fund Inc.	$8,660,368
1,623,960	Smith Barney Funds, Inc. - Large Cap Value Fund	23,855,978
2,272,925	Smith Barney Income Funds - Smith Barney High Income Fund	15,501,348
699,058	Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund	6,836,785
823,521	Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund	9,519,905
1,100,941	Smith Barney Investment Funds Inc. - Smith Barney Investment Grade Bond Fund	13,827,811
964,778	Smith Barney Investment Funds Inc. - Smith Barney Small Cap Growth Fund	8,924,196
851,996	Smith Barney Investment Series - SB Growth and Income Fund	12,106,864
1,184,517	Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund	24,448,428
465,634	Smith Barney Investment Trust - Smith Barney Mid Cap Core Fund	9,326,651
673,375	Smith Barney Small Cap Core Fund, Inc.	9,710,073
1,102,473	Smith Barney World Funds, Inc. - International All Cap Growth Portfolio	13,813,990

	Total Underlying Funds (Cost — $169,154,516)	156,532,397

Face Amount	Description	Value

Repurchase Agreement — 2.1%
$3,315,000	UBS Financial Services Inc. dated 7/30/04, 1.350% due 8/2/04; Proceeds at maturity — $3,315,373; (Fully collateralized by various U.S. Government Agency Obligations and International Bank Reconstruction and Development bonds, 0.000% to 8.875% due 8/3/04 to 5/15/30; Market value — $3,381,319 (Cost — $3,315,000)	3,315,000

	Total Investments — 100.0% (Cost — $172,469,516*)	$159,847,397

* Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Financial Statements.

The Select Balanced Portfolio Schedule of Investments (unaudited)	July 31, 2004

Shares	Description	Value

Underlying Funds — 99.5%
2,404,190	Smith Barney Appreciation Fund Inc.	$33,225,912
2,341,696	Smith Barney Fundamental Value Fund Inc.	32,971,080
878,998	Smith Barney Funds, Inc. - Large Cap Value Fund	12,912,480
2,509,508	Smith Barney Funds, Inc. - Short-Term Investment Grade Bond Fund	10,539,935
1,584,968	Smith Barney Income Funds - SB Convertible Fund	26,976,160
5,448,094	Smith Barney Income Funds - Smith Barney Diversified Strategic Income Fund	36,447,750
2,504,569	Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund	24,494,689
2,344,540	Smith Barney Investment Series - SB Growth and Income Fund	33,315,920
2,071,130	Smith Barney Managed Governments Fund Inc.	26,013,390
1,099,673	Smith Barney World Funds, Inc. - Global Government Bond Portfolio	11,480,583
1,132,980	Smith Barney World Funds, Inc. - International All Cap Growth Portfolio	14,196,239

	Total Underlying Funds (Cost — $262,202,181)	262,574,138

Face Amount	Description	Value

Repurchase Agreement — 0.5%
$1,363,000	UBS Financial Services Inc., dated 7/30/04, 1.350% due 8/2/04; Proceeds at maturity —$1,363,153; (Fully collateralized by various U.S. Government Agency Obligations and International Bank Reconstruction and Development bonds, 0.000% to 8.875% due 8/3/04 to 5/15/30;Market value — $1,390,268) (Cost — $1,363,000)	1,363,000

	Total Investments — 100.0% (Cost — $263,565,181*)	$263,937,138

* Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)	July 31, 2004

	Select High Growth Portfolio	Select Growth Portfolio	Select Balanced Portfolio

Assets:
Investments, at cost	$100,354,853	$172,469,516	$263,565,181

Investments, at value	$99,160,019	$159,847,397	$263,937,138
Cash	34	799	855
Dividends and interest receivable	31,068	295,608	477,205

Total Assets	99,191,121	160,143,804	264,415,198

Liabilities:
Payable for securities purchased	1,000,000	2,700,000	—
Payable for Fund shares reacquired	102,379	62,998	53,300
Management fees payable	28,425	44,027	76,177

Total Liabilities	1,130,804	2,807,025	129,477

Total Net Assets	$98,060,317	$157,336,779	$264,285,721

Net Assets:
Par value of capital shares	$8,955	$16,524	$23,420
Capital paid in excess of par value	130,168,837	207,344,755	283,413,892
Undistributed net investment income	79,107	1,104,697	2,903,987
Accumulated net realized loss from investments	(31,001,748)	(38,507,078)	(22,427,535)
Net unrealized appreciation (depreciation) of investments	(1,194,834)	(12,622,119)	371,957

Total Net Assets	$98,060,317	$157,336,779	$264,285,721

Shares Outstanding	8,955,417	16,523,734	23,420,127

Net Asset Value	$10.95	$9.52	$11.28

See Notes to Financial Statements.

Statements of Operations (unaudited)	For the Six Months Ended July 31, 2004

	Select High Growth Portfolio	Select Growth Portfolio	Select Balanced Portfolio

Investment Income:
Income distributions from Underlying Funds	$260,149	$1,392,782	$3,364,218
Interest	2,343	4,227	9,082

Total Investment Income	262,492	1,397,009	3,373,300

Expenses:
Management fees (Note 2)	184,048	291,300	469,287

Total Expenses	184,048	291,300	469,287

Net Investment Income	78,444	1,105,709	2,904,013

Realized and Unrealized Gain (Loss) on Investments (Note 3):
Realized (Gain) Loss From:
Capital Gain Distributions From Underlying Funds	—	100,296	—
Realized Loss From Sale of Underlying Funds	(3,663,961)	(6,785,096)	(5,604,090)

Net Realized Loss	(3,663,961)	(6,684,800)	(5,604,090)

Change in Net Unrealized Appreciation (Depreciation)	(2,559,505)	(2,004,906)	(2,981,352)

Net Loss on Investments	(6,223,466)	(8,689,706)	(8,585,442)

Decrease in Net Assets From Operations	$(6,145,022)	$(7,583,997)	$(5,681,429)

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended July 31, 2004 (unaudited) and the Year Ended January 31, 2004

Select High Growth Portfolio	July 31	January 31

Operations:
Net investment income	$78,444	$479,531
Net realized loss	(3,663,961)	(13,239,217)
Increase (decrease) in net unrealized appreciation	(2,559,505)	48,491,688

Increase (Decrease) in Net Assets From Operations	(6,145,022)	35,732,002

Distributions to Shareholders From:
Net investment income	—	(579,687)

Decrease in Net Assets From Distributions to Shareholders	—	(579,687)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	1,173,935	2,376,335
Net asset value of shares issued for reinvestment of distributions	—	579,687
Cost of shares reacquired	(7,124,233)	(14,752,973)

Decrease in Net Assets From Fund Share Transactions	(5,950,298)	(11,796,951)

Increase (Decrease) in Net Assets	(12,095,320)	23,355,364

Net Assets:
Beginning of period	110,155,637	86,800,273

End of period*	$98,060,317	$110,155,637

* Includes undistributed net investment income of:	$79,107	$663

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended July 31, 2004 (unaudited) and the Year Ended January 31, 2004

Select Growth Portfolio	July 31	January 31

Operations:
Net investment income	$1,105,709	$2,617,317
Net realized loss	(6,684,800)	(20,583,478)
(Increase) decrease in net unrealized depreciation	(2,004,906)	65,803,561

Increase (Decrease) in Net Assets From Operations	(7,583,997)	47,837,400

Distributions to Shareholders From:
Net investment income	(155,543)	(2,566,221)

Decrease in Net Assets From Distributions to Shareholders	(155,543)	(2,566,221)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	1,393,508	2,480,901
Net asset value of shares issued for reinvestment of distributions	155,543	2,566,221
Cost of shares reacquired	(10,113,640)	(22,460,166)

Decrease in Net Assets From Fund Share Transactions	(8,564,589)	(17,413,044)

Increase (Decrease) in Net Assets	(16,304,129)	27,858,135

Net Assets:
Beginning of period	173,640,908	145,782,773

End of period*	$157,336,779	$173,640,908

* Includes undistributed net investment income of:	$1,104,697	$154,531

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended July 31, 2004 (unaudited) and the Year Ended January 31, 2004

Select Balanced Portfolio	July 31	January 31

Operations:
Net investment income	$2,904,013	$6,938,598
Net realized loss	(5,604,090)	(6,035,340)
Increase (decrease) in net unrealized appreciation	(2,981,352)	52,116,923

Increase (Decrease) in Net Assets From Operations	(5,681,429)	53,020,181

Distributions to Shareholders From:
Net investment income	(397,107)	(6,541,517)

Decrease in Net Assets From Distributions to Shareholders	(397,107)	(6,541,517)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	10,738,187	10,012,037
Net asset value of shares issued for reinvestment of distributions	397,107	6,541,517
Cost of shares reacquired	(13,399,846)	(32,302,660)

Decrease in Net Assets From Fund Share Transactions	(2,264,552)	(15,749,106)

Increase (Decrease) in Net Assets	(8,343,088)	30,729,558

Net Assets:
Beginning of period	272,628,809	241,899,251

End of period*	$264,285,721	$272,628,809

* Includes undistributed net investment income of:	$2,903,987	$397,081

See Notes to Financial Statements.

Financial Highlights

For a share of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

Select High Growth Portfolio	2004(1)	2004	2003	2002(2)	2001(2)	2000(2)

Net Asset Value, Beginning of Period	$11.62	$8.07	$10.72	$14.23	$15.16	$13.02

Income (Loss) From Operations:
Net investment income (3)	0.01	0.05	0.04	0.08	0.65	0.60
Net realized and unrealized gain (loss)	(0.68)	3.56	(2.58)	(2.37)	(0.84)	1.78

Total Income (Loss) From Operations	(0.67)	3.61	(2.54)	(2.29)	(0.19)	2.38

Less Distributions From:
Net investment income	—	(0.06)	(0.11)	(0.63)	(0.39)	(0.07)
Net realized gains	—	—	—	(0.59)	(0.35)	(0.17)

Total Distributions	—	(0.06)	(0.11)	(1.22)	(0.74)	(0.24)

Net Asset Value, End of Period	$10.95	$11.62	$8.07	$10.72	$14.23	$15.16

Total Return(4)	(5.77)%‡	44.79%	(23.69)%	(16.39)%	(1.33)%	18.46%

Net Assets, End of Period (000s)	$98,060	$110,156	$86,800	$135,573	$182,570	$148,033

Ratios to Average Net Assets:
Expenses	0.35%†	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.15 †	0.50	0.32	0.66	4.33	4.30

Portfolio Turnover Rate	2%	2%	1%	5%	7%	0%

(1)	For the six months ended July 31, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(4)

Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.  Past performance is no guarantee of future results.

‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

For a share of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

Select Growth Portfolio	2004(1)	2004	2003(2)	2002(2)	2001(2)	2000(2)

Net Asset Value, Beginning of Period	$9.98	$7.47	$11.29	$13.03	$13.80	$12.87

Income (Loss) From Operations:
Net investment income (3)	0.07	0.15	0.16	0.26	0.58	0.51
Net realized and unrealized gain (loss)	(0.52)	2.51	(2.20)	(2.00)	(0.55)	0.72

Total Income (Loss) From Operations	(0.45)	2.66	(2.04)	(1.74)	0.03	1.23

Less Distributions From:
Net investment income	(0.01)	(0.15)	(1.15)	—	(0.37)	(0.13)
Net realized gains	—	—	(0.63)	—	(0.43)	(0.17)

Total Distributions	(0.01)	(0.15)	(1.78)	—	(0.80)	(0.30)

Net Asset Value, End of Period	$9.52	$9.98	$7.47	$11.29	$13.03	$13.80

Total Return(4)	(4.52)%‡	35.66%	(18.04)%	(13.35)%	0.22%	9.72%

Net Assets, End of Period (000s)	$157,337	$173,641	$145,783	$211,500	$272,426	$236,028

Ratios to Average Net Assets:
Expenses	0.35%†	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.33 †	1.67	1.66	2.21	4.29	3.85

Portfolio Turnover Rate	4%	0%	3%	6%	4%	0%

(1)	For the six months ended July 31, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(4)

Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Past performance is no guarantee of future results.

‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

For a share of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

Select Balanced Portfolio	2004(1)	2004	2003	2002(2)	2001(2)	2000(2)

Net Asset Value, Beginning of Period	$11.54	$9.59	$11.02	$12.35	$12.13	$12.04

Income (Loss) From Operations:
Net investment income (3)	0.12	0.30	0.34	0.43	0.60	0.48
Net realized and unrealized gain (loss)	(0.36)	1.93	(1.04)	(1.00)	0.52	0.07

Total Income (Loss) From Operations	(0.24)	2.23	(0.70)	(0.57)	1.12	0.55

Less Distributions From:
Net investment income	(0.02)	(0.28)	(0.70)	(0.42)	(0.40)	(0.22)
Net realized gains	—	—	—	(0.34)	(0.50)	(0.24)
Capital	—	—	(0.03)	—	—	—

Total Distributions	(0.02)	(0.28)	(0.73)	(0.76)	(0.90)	(0.46)

Net Asset Value, End of Period	$11.28	$11.54	$9.59	$11.02	$12.35	$12.13

Total Return(4)	(2.11)%‡	23.35%	(6.21)%	(4.62)%	9.57%	4.69%

Net Assets, End of Period (000s)	$264,286	$272,629	$241,899	$291,485	$228,352	$192,922

Ratios to Average Net Assets:
Expenses	0.35%†	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.17 †	2.76	2.51	3.77	4.90	3.92

Portfolio Turnover Rate	12%	0%*	7%	10%	1%	0%

(1)	For the six months ended July 31, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(4)

Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.  Past performance is no guarantee of future results.

*	Amount represents less than 1%.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

The Select High Growth, Select Growth and Select Balanced Portfolios (“Fund(s)”) are separate investment funds of the Smith Barney Allocation Series Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and consists of these Funds and five other separate investment funds: High Growth, Growth, Balanced, Conservative and Income Portfolios. The Funds invest in other mutual funds (“Underlying Funds”) managed by Smith Barney Fund Management LLC, an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”). Shares of the Funds are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including the affiliates of the investment manager. The financial statements and financial highlights for the other funds are presented in a separate shareholder report.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”): (a) security transactions are accounted for on trade date; (b) investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation; securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (c) dividend income and short-term capital gains from Underlying Funds are recorded on the ex-dividend date as investment income and interest income is recorded on an accrual basis; (d) long-term capital gains distributions from the Underlying Funds are recorded on the ex-dividend date as realized gains; (e) gains or losses on the sale of Underlying Funds are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; the Funds distribute dividends and capital gains, if any, at least annually; (g) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (h) the Funds intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

Travelers Investment Adviser, Inc. (“TIA”), another indirect wholly-owned subsidiary of Citigroup, acts as the investment manager for the Funds. Each Fund pays TIA a monthly fee calculated at an annual rate of 0.35% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly. From this fee, all expenses of the Funds are deducted, except for extraordinary expenses. If expenses exceed the 0.35% fee, this amount is paid on behalf of the Funds by TIA.

Citicorp Trust Bank, fsb. (“CTB”), another indirect wholly-owned subsidiary of Citigroup, acts as the Funds’ transfer agent. For the six months ended July 31, 2004, TIA paid, for each Fund, transfer agent fees of $2,500 to CTB.

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the six months ended July 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

	Purchases	Sales

Select High Growth Portfolio	$2,496,522	$7,589,165
Select Growth Portfolio	5,896,652	13,632,293
Select Balanced Portfolio	32,457,047	32,964,199

At July 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Select High Growth Portfolio	$ 13,080,845	$ (14,275,679)	$ (1,194,834)
Select Growth Portfolio	14,153,909	(26,776,028)	(12,622,119)
Select Balanced Portfolio	11,702,505	(11,330,548)	371,957

Notes to Financial Statements (unaudited) (continued)

4. Repurchase Agreements

When entering into repurchase agreements, it is the Funds’ policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral.  If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

5. Capital Shares

At July 31, 2004, the Company had 6.1 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares for each Fund were as follows:

	Six Months Ended July 31, 2004	Year Ended January 31, 2004

SELECT HIGH GROWTH PORTFOLIO
Shares sold	102,258	230,138
Shares issued on reinvestment	—	52,765
Shares reacquired	(623,817)	(1,564,128)

Net Decrease	(521,559)	(1,281,225)

SELECT GROWTH PORTFOLIO
Shares sold	141,041	270,219
Shares issued on reinvestment	15,728	265,436
Shares reacquired	(1,028,056)	(2,665,533)

Net Decrease	(871,287)	(2,129,878)

SELECT BALANCED PORTFOLIO
Shares sold	938,564	925,677
Shares issued on reinvestment	34,682	579,921
Shares reacquired	(1,170,170)	(3,110,961)

Net Decrease	(196,924)	(1,605,363)

6. Additional Information

Citigroup has been notified by the Staff of the Securities and Exchange Commission (“SEC”) that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management (“CAM”), including its applicable investment advisory companies and Citicorp Trust Bank (“CTB”), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds, including the Funds. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB’s entry in 1999 into the transfer agency business, CAM’s retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM’s failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM’s operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

7. Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers (the “Funds”), and directors or trustees of the Funds.  The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to

Notes to Financial Statements (unaudited) (continued)

make undisclosed payments of soft dollars and excessive brokerage commissions.  The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.  Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future.  Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.

Smith Barney Allocation Series Inc.

Directors	Investment Manager
H. John Ellis	Travelers Investment Adviser, Inc.
R. Jay Gerken, CFA
Chairman
Armon E. Kamesar	Custodian
Stephen E. Kaufman	State Street Bank and Trust Company
John J. Murphy

Officers	Smith Barney Allocation Series Inc.
R. Jay Gerken, CFA	125 Broad Street 10th Floor, MF-2 New York, New York 10004
President and Chief Executive Officer

Andrew B. Shoup
Senior Vice President and Chief Administrative Officer

James M. Giallanza
Chief Financial Officer and Treasurer

Steven Bleiberg
Vice President and Investment Officer

Andrew Beagley
Chief Anti-Money Laundering Compliance Officer and Chief Compliance Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and Chief Legal Officer

Smith Barney Allocation Series Inc.

Select High Growth Portfolio
Select Growth Portfolio
Select Balanced Portfolio

The Funds are separate investment funds of the Smith Barney Allocation Series Inc., a Maryland corporation.

Information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at www.smithbarneymutualfunds.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the owners of the Smith Barney Allocation Series Inc.: Select High Growth, Select Growth and Select Balanced Portfolios.

©2004 Citigroup Global Markets Inc.
Member NASD, SIPC

FD01325 9/04
04-7173

ITEM 2.	CODE OF ETHICS.
Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 11	EXHIBITS.

(a) Not applicable.

(b) Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Allocation Series Inc.

By:	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer of Smith Barney Allocation Series Inc.
Date:	October 12, 2004
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer of Smith Barney Allocation Series Inc.
Date:	October 12, 2004
By:	/s/ Andrew B. Shoup Andrew B. Shoup Chief Administrative Officer of Smith Barney Allocation Series Inc.
Date:	October 12, 2004